STOCK BENEFIT PLANS (Schedule of Information Related to Outstanding Options) (Details) - $ / shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Exercise Price, Outstanding, Beginning of Period	$ 16.20	$ 16.20	$ 16.20
Weighted-Average Exercise Price, Outstanding, End of Period	$ 16.20	$ 16.20	$ 16.20
Officers' and Employees' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Period	77,019	77,019	87,019
Granted
Exercised
Forfeited			10,000
Outstanding, End of Period	77,019	77,019	77,019
Exercisable at year-end	77,019
Available for future grant	36,981
Weighted-Average Exercise Price, Outstanding, Beginning of Period	$ 16.20
Weighted-Average Exercise Price, Outstanding, End of Period	$ 16.20	$ 16.20
Directors' Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning of Period	37,500	37,500	37,500
Granted
Exercised
Forfeited
Outstanding, End of Period	37,500	37,500	37,500
Exercisable at year-end	37,500
Available for future grant	500
Weighted-Average Exercise Price, Outstanding, Beginning of Period	$ 16.20
Weighted-Average Exercise Price, Outstanding, End of Period	$ 16.20	$ 16.20